Related party transactions - Summary of Transactions Due To Related Parties (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Transactions Due To Related Parties [Line Items]
Advances from related parties			¥ 11,521
Nanjing Animal Pharmaceutical [Member]
Schedule Of Transactions Due To Related Parties [Line Items]
Trade payables to related parties	219	874	45
Beijing Petdog [Member]
Schedule Of Transactions Due To Related Parties [Line Items]
Advances from related parties		36
Yingzhi (Lisa) Tang [Member]
Schedule Of Transactions Due To Related Parties [Line Items]
Long-term loan from related parties			2,521
Yan Jiang [Member]
Schedule Of Transactions Due To Related Parties [Line Items]
Long-term loan from related parties			¥ 9,000